Consolidated Statements of Changes in Noncontrolling Interests and Stockholders Equity (Deficit) (USD $) In Thousands, except Share data	Total	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Rex Energy Stockholders' Equity	Noncontrolling Interest
Balance at Dec. 31, 2009	$ 220,197	$ 37	$ 292,372	$ (75,555)	$ 216,854	$ 3,343
Balance (in shares) at Dec. 31, 2009		36,818,000
Non-cash compensation expense (in shares)		0
Non-cash compensation expense	965	0	965	0	965	0
Issuance of common stock, net of issuance costs (in shares)		6,900,000
Issuance of common stock, net of issuance costs	80,199	7	80,192	0	80,199	0
Capital contributions	287	0	0	0	0	287
Restricted stock, net (in shares)		567,000
Restricted stock, net	0	0	0	0	0	0
Stock option exercises (in shares)	22,000	22,000
Stock option exercises	327	0	327	0	327	0
Deconsolidation of Keystone Midstream Services, LLC	(3,082)	0	0	0	0	(3,082)
Net Income (Loss)	5,783	0	0	6,036	6,036	(253)
Balance at Dec. 31, 2010	304,676	44	373,856	(69,519)	304,381	295
Balance (in shares) at Dec. 31, 2010		44,307,000
Non-cash compensation expense (in shares)		0
Non-cash compensation expense	1,625	0	1,625	0	1,625	0
Restricted stock, net (in shares)		413,000
Restricted stock, net	0	0	0	0	0	0
Stock option exercises (in shares)	139,682	139,000
Stock option exercises	1,362	0	1,362	0	1,362	0
Capital distributions	(13)	0	0	0	0	(13)
Net Income (Loss)	(15,376)	0	0	(15,369)	(15,369)	(7)
Balance at Dec. 31, 2011	292,274	44	376,843	(84,888)	291,999	275
Balance (in shares) at Dec. 31, 2011		44,859,000
Non-cash compensation expense (in shares)		0
Non-cash compensation expense	2,893	0	3,079	(186)	2,893	0
Issuance of common stock, net of issuance costs (in shares)		8,050,000
Issuance of common stock, net of issuance costs	70,583	8	70,575	0	70,583	0
Restricted stock, net (in shares)		252,000
Restricted stock, net	0	0	0	0	0	0
Stock option exercises (in shares)	52,287	52,000
Stock option exercises	565	0	565	0	565	0
Capital distributions	(319)	0	0	0	0	(319)
Net Income (Loss)	46,298	0	0	45,479	45,479	819
Balance at Dec. 31, 2012	$ 412,294	$ 52	$ 451,062	$ (39,595)	$ 411,519	$ 775
Balance (in shares) at Dec. 31, 2012		53,213,000